The Gem Transaction (Details)	Dec. 31, 2018 USD ($)
Business Combinations [Abstract]
Cash recorded on the Company's Balance Sheet	$ 5,000,000
Assembled Workforce recorded as In-process Research and Development Expense on the Company's Statement of Operations	9,886
MNPR-201 (GPX-150) recorded as In-process Research and Development Expense on the Company's Statement of Operations	13,491,736
Total Gem Transaction	$ 18,501,622